LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Components of Lease Costs

The components of operating lease costs were as follows:

Year ended December 31, 2019

Operating lease cost	$5,897
Short-term lease cost	733
Variable lease cost	1,014
Sublease income	(279)

Total net lease costs	$7,365

Schedule of Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases is as follows:

As of December 31, 2019

Operating lease ROU assets	$22,484
Operating lease liabilities, current	$5,925
Operating lease liabilities, long-term	$18,579
Weighted average remaining lease term (in years)	4.8
Weighted average discount rate	1.7%

Schedule of Minimum Lease Payments for Company's ROU Assets Over Remaining Lease Periods

Minimum lease payments for the Company’s ROU assets over the remaining lease periods as of December 31, 2019, are as follows:

As of December 31, 2019

2020	$5,973
2021	5,644
2022	5,501
2023	4,695
2024	3,119
Thereafter	587

Total undiscounted lease payments	$25,519
Less: imputed interest	(1,015)

Present value of lease liabilities	$24,504